NOTE 17 - Related Parties Transactions: Schedule of Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CEO Management fees
For the year ended December	$ 576	$ 532
Chairman of the Board Management fees
For the year ended December	420	429
CFO Management fees
For the year ended December	210	54
Directors Management fees
For the year ended December	215	128
Share-based payment to CFO
For the year ended December	4	1
Accrued interest to a close member of the Chairman of the Board (*)
For the year ended December	107	4
Accrued interest to CFO (*)
For the year ended December	29	2
Issuance of units of securities to Directors (**)
For the year ended December	0	50
Issuance of shares to Directors (***)
For the year ended December	11	142
Share-based payments to Directors
For the year ended December	$ 39	$ 21